UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number: 028-11031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        February 8, 2011

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-11
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    66
Form 13F Information Table Value Total:     $181,391 (x$1000)

List of Other Included Managers: None

    				     		                                                    < C>
Name of Issuer                                    Class      Cusip       Market   Shares  Inv Auth  Mngr Voting Auth
									(x$1000)
3M                                                Common    88579Y101     6068     74240   Sole            74240
AT&T                                              Common    00206R102     3245     107319  Sole            107319
Abbott Laboratories                               Common    002824100     245      4350    Sole            4350
Accenture                                         Common    G1151C101     3481     65400   Sole            65400
Adobe Systems                                     Common    00724F101     531      18800   Sole            18800
American Tower                                    Common    03027x100     2442     40700   Sole            40700
Automatic Data Processing                         Common    053015103     5458     101050  Sole            101050
BP P.L.C.                                         Common    055622104     4902     114705  Sole            114705
Barrick Gold                                      Common    067901108     386      8541    Sole            8541
Bristol Myers Squibb                              Common    110122108     224      6367    Sole            6367
Caterpillar                                       Common    149123101     227      2500    Sole            2500
Chevron                                           Common    166764100     902      8480    Sole            8480
Chubb                                             Common    171232101     7016     101360  Sole            101360
Cisco Systems                                     Common    17275R102     2570     142170  Sole            142170
Citrix Systems                                    Common    177376100     483      7950    Sole            7950
Clorox                                            Common    189054109     4431     66578   Sole            66578
Coca Cola                                         Common    191216100     1039     14850   Sole            14850
Colgate Palmolive                                 Common    194162103     4755     51465   Sole            51465
ConocoPhillips                                    Common    20825C104     3493     47937   Sole            47937
Deere                                             Common    244199105     232      3000    Sole            3000
Dominion Resourses                                Common    25746u109     225      4236    Sole            4236
Dow Chemical                                      Common    260543103     5154     179200  Sole            179200
DuPont                                            Common    263534109     708      15469   Sole            15469
Duke Energy                                       Common    26441c105     213      9700    Sole            9700
Eli Lilly                                         Common    532457108     355      8540    Sole            8540
Emerson Electric                                  Common    291011104     2149     46125   Sole            46125
Exxon Mobil                                       Common    30231G102     5407     63787   Sole            63787
F5 Networks                                       Common    315616102     980      9235    Sole            9235
General Electric                                  Common    369604103     2226     124290  Sole            124290
General Mills                                     Common    370334104     3920     97000   Sole            97000
HCP                                               Common    40414l109     249      6000    Sole            6000
Hartford Financial                                Common    416515104     616      37880   Sole            37880
Hershey Foods                                     Common    427866108     6145     99460   Sole            99460
Honeywell                                         Common    438516106     228      4200    Sole            4200
Intel                                             Common    458140100     5939     244907  Sole            244907
International Business Machines                   Common    459200101     2184     11875   Sole            11875
International Flavors & Fragrances                Common    459506101     6653     126925  Sole            126925
J.P. Morgan Chase                                 Common    46625H100     840      25250   Sole            25250
Johnson & Johnson                                 Common    478160104     4904     74773   Sole            74773
Linear Technology                                 Common    535678106     3129     104200  Sole            104200
Medco Health Solutions                            Common    58405U102     1107     19803   Sole            19803
Medtronic                                         Common    585055106     4678     122300  Sole            122300
Merck                                             Common    58933Y105     6869     182214  Sole            182214
Microsoft                                         Common    594918104     375      14450   Sole            14450
Newmont Mining                                    Common    651639106     6814     113550  Sole            113550
NextEra Energy, Inc.                              Common    65339f101     493      8100    Sole            8100
Norfolk Southern                                  Common    655844108     224      3075    Sole            3075
Northern Trust                                    Common    665859104     4411     111210  Sole            111210
Novartis AG (ADR)                                 Common    66987v109     3127     54700   Sole            54700
PepsiCo                                           Common    713448108     4838     72922   Sole            72922
Pfizer                                            Common    717081103     5633     260296  Sole            260296
Procter & Gamble                                  Common    742718109     7726     115821  Sole            115821
Progress Energy                                   Common    743263105     1327     23682   Sole            23682
QEP Resources                                     Common    74733V100     646      22050   Sole            22050
Questar                                           Common    748356102     803      40450   Sole            40450
Royal DutchShell Class A ADR                      Common    780259206     606      8289    Sole            8289
Schlumberger Ltd                                  Common    806857108     3237     47385   Sole            47385
Sherwin Williams                                  Common    824348106     214      2400    Sole            2400
Sigma Aldrich                                     Common    826552101     4119     65950   Sole            65950
Sysco                                             Common    871829107     4397     149900  Sole            149900
The Scotts Company                                Common    810186106     4244     90900   Sole            90900
Union Pacific                                     Common    907818108     371      3500    Sole            3500
United Parcel Service                             Common    911312106     5930     81025   Sole            81025
Verizon                                           Common    92343V104     961      23952   Sole            23952
Wal-Mart Stores                                   Common    931142103     239      4000    Sole            4000
Walgreen                                          Common    931422109     3646     110290  Sole            110290
                                                                         181391




























































































































































































































































































































































